PREPAID AND OTHER CURRENT ASSETS, NET (Summary of Receivable Transferred and Consideration Allocated Based on Management's Estimation on Recoverability) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2012
Consideration allocated
Payable to Zhenjiang Foreign Language School	¥ 36,770	¥ 36,770
Allowance for Doubtful Accounts Receivable, Write-offs	2,587	¥ 150,886	¥ 46,829
Xihua Group [Member]
Consideration allocated
Proceeds from Collection of Other Receivables	¥ 20,000